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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00266

Tri-Continental Corporation

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Christopher O. Petersen

c/o Columbia Management Investment Advisors, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Tri-Continental Corporation, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 67.1%
Issuer	Shares	Value ($)
Consumer Discretionary 7.7%
Hotels, Restaurants & Leisure 2.1%
Carnival Corp.	70,000	4,463,900
Extended Stay America, Inc.	400,000	8,092,000
Marriott International, Inc., Class A	120,500	15,909,615
Six Flags Entertainment Corp.	97,500	6,807,450
Total		35,272,965
Household Durables 0.2%
PulteGroup, Inc.	145,500	3,604,035
Internet & Direct Marketing Retail 1.5%
Amazon.com, Inc.(a)	7,775	15,573,325
Booking Holdings, Inc.(a)	5,475	10,862,400
Total		26,435,725
Leisure Products 0.3%
Hasbro, Inc.	42,500	4,467,600
Media 0.9%
Comcast Corp., Class A	301,500	10,676,115
News Corp., Class A	311,100	4,103,409
Viacom, Inc., Class B	36,500	1,232,240
Total		16,011,764
Multiline Retail 0.6%
Kohl’s Corp.	143,800	10,720,290
Specialty Retail 1.3%
Best Buy Co., Inc.	170,400	13,522,944
Foot Locker, Inc.	181,800	9,268,164
Total		22,791,108
Textiles, Apparel & Luxury Goods 0.8%
Ralph Lauren Corp.	94,700	13,025,985
Total Consumer Discretionary		132,329,472
Consumer Staples 4.5%
Food & Staples Retailing 1.8%
Walgreens Boots Alliance, Inc.	230,050	16,770,645
Walmart, Inc.	146,400	13,748,424
Total		30,519,069
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.9%
Kellogg Co.	130,000	9,102,600
Tyson Foods, Inc., Class A	105,200	6,262,556
Total		15,365,156
Household Products 0.6%
Kimberly-Clark Corp.	96,150	10,926,486
Tobacco 1.2%
Altria Group, Inc.	112,500	6,784,875
Philip Morris International, Inc.	167,500	13,657,950
Total		20,442,825
Total Consumer Staples		77,253,536
Energy 3.9%
Energy Equipment & Services 0.3%
National Oilwell Varco, Inc.	102,400	4,411,392
Oil, Gas & Consumable Fuels 3.6%
BP PLC, ADR	200,000	9,220,000
Chevron Corp.(b)	33,500	4,096,380
ConocoPhillips	244,100	18,893,340
Marathon Petroleum Corp.	80,800	6,461,576
Suncor Energy, Inc.	215,000	8,318,350
Valero Energy Corp.	137,000	15,583,750
Total		62,573,396
Total Energy		66,984,788
Financials 10.3%
Banks 4.9%
Bank of America Corp.	275,000	8,101,500
BB&T Corp.	125,000	6,067,500
Citigroup, Inc.	277,700	19,922,198
Citizens Financial Group, Inc.	16,800	647,976
Fifth Third Bancorp	124,200	3,467,664
JPMorgan Chase & Co.	340,100	38,376,884
PacWest Bancorp	165,000	7,862,250
Total		84,445,972
Tri-Continental Corporation | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.7%
Ares Capital Corp.	500,000	8,595,000
BlackRock, Inc.	17,850	8,413,240
S&P Global, Inc.	78,500	15,338,115
T. Rowe Price Group, Inc.	95,300	10,404,854
TCG BDC, Inc.	250,000	4,175,000
Total		46,926,209
Consumer Finance 0.4%
Capital One Financial Corp.	61,300	5,819,209
Insurance 1.6%
Allstate Corp. (The)	137,000	13,521,900
Principal Financial Group, Inc.	115,000	6,737,850
Prudential Financial, Inc.	71,500	7,244,380
Total		27,504,130
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Blackstone Mortgage Trust, Inc.	112,500	3,769,875
Starwood Property Trust, Inc.	400,000	8,608,000
Total		12,377,875
Total Financials		177,073,395
Health Care 9.9%
Biotechnology 2.3%
AbbVie, Inc.	66,280	6,268,762
Alexion Pharmaceuticals, Inc.(a)	34,700	4,823,647
Biogen, Inc.(a)	16,900	5,970,939
BioMarin Pharmaceutical, Inc.(a)	37,600	3,646,072
Gilead Sciences, Inc.	172,600	13,326,446
TESARO, Inc.(a)	15,200	592,952
Vertex Pharmaceuticals, Inc.(a)	26,250	5,059,425
Total		39,688,243
Health Care Equipment & Supplies 1.2%
Abbott Laboratories	97,800	7,174,608
Baxter International, Inc.	171,900	13,251,771
Total		20,426,379
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.4%
AmerisourceBergen Corp.	44,700	4,122,234
Express Scripts Holding Co.(a)	94,679	8,995,452
Humana, Inc.	23,000	7,785,960
WellCare Health Plans, Inc.(a)	12,501	4,006,445
Total		24,910,091
Pharmaceuticals 5.0%
Allergan PLC	10,300	1,961,944
Bristol-Myers Squibb Co.	354,900	22,032,192
Eli Lilly & Co.	174,700	18,747,057
Johnson & Johnson	108,700	15,019,079
Merck & Co., Inc.	92,500	6,561,950
Pfizer, Inc.	483,809	21,321,463
Total		85,643,685
Total Health Care		170,668,398
Industrials 6.1%
Aerospace & Defense 2.2%
Boeing Co. (The)	78,400	29,156,960
General Dynamics Corp.	7,600	1,555,872
Lockheed Martin Corp.	20,000	6,919,200
Raytheon Co.	4,200	867,972
Total		38,500,004
Airlines 0.9%
Delta Air Lines, Inc.	279,350	16,154,811
Electrical Equipment 0.8%
Acuity Brands, Inc.	45,200	7,105,440
AMETEK, Inc.	51,700	4,090,504
Emerson Electric Co.	38,600	2,955,988
Total		14,151,932
Industrial Conglomerates 0.3%
Honeywell International, Inc.	35,600	5,923,840
Machinery 0.5%
Illinois Tool Works, Inc.	19,900	2,808,288
Snap-On, Inc.	12,600	2,313,360
Stanley Black & Decker, Inc.	21,000	3,075,240
Total		8,196,888

2	Tri-Continental Corporation | Quarterly Report 2018

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services —%
Nielsen Holdings PLC	15,300	423,198
Road & Rail 0.3%
Union Pacific Corp.	27,900	4,542,957
Trading Companies & Distributors 0.8%
W.W. Grainger, Inc.	36,300	12,973,983
Transportation Infrastructure 0.3%
Macquarie Infrastructure Corp.	95,000	4,382,350
Total Industrials		105,249,963
Information Technology 17.4%
Communications Equipment 1.9%
Cisco Systems, Inc.	581,300	28,280,245
F5 Networks, Inc.(a)	21,900	4,367,298
Total		32,647,543
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	200,000	7,060,000
Internet Software & Services 2.8%
Alphabet, Inc., Class A(a)	8,100	9,777,348
Facebook, Inc., Class A(a)	155,200	25,524,192
VeriSign, Inc.(a)	85,500	13,690,260
Total		48,991,800
IT Services 2.2%
Automatic Data Processing, Inc.	30,000	4,519,800
MasterCard, Inc., Class A	101,600	22,617,176
Visa, Inc., Class A	69,700	10,461,273
Total		37,598,249
Semiconductors & Semiconductor Equipment 3.9%
Analog Devices, Inc.	81,600	7,544,736
Broadcom, Inc.	61,000	15,050,530
Intel Corp.	235,000	11,113,150
KLA-Tencor Corp.	52,500	5,339,775
Lam Research Corp.	40,000	6,068,000
Maxim Integrated Products, Inc.	70,000	3,947,300
QUALCOMM, Inc.	242,900	17,496,087
Texas Instruments, Inc.	9,700	1,040,713
Total		67,600,291
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 3.9%
Adobe Systems, Inc.(a)	74,700	20,165,265
Microsoft Corp.	344,600	39,411,902
VMware, Inc., Class A(a)	44,200	6,897,852
Total		66,475,019
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	108,450	24,481,503
HP, Inc.	158,300	4,079,391
NetApp, Inc.	67,400	5,788,986
Western Digital Corp.	75,000	4,390,500
Total		38,740,380
Total Information Technology		299,113,282
Materials 1.1%
Chemicals 1.0%
Eastman Chemical Co.	39,700	3,800,084
LyondellBasell Industries NV, Class A	141,500	14,505,165
Total		18,305,249
Metals & Mining 0.1%
Freeport-McMoRan, Inc.	87,300	1,215,216
Total Materials		19,520,465
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITS) 2.1%
Alexandria Real Estate Equities, Inc.	52,500	6,603,975
American Tower Corp.	31,600	4,591,480
Equinix, Inc.	15,000	6,493,350
Host Hotels & Resorts, Inc.	613,000	12,934,300
Simon Property Group, Inc.	27,200	4,807,600
Total		35,430,705
Total Real Estate		35,430,705
Telecommunication Services 1.3%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	441,100	14,812,138
Verizon Communications, Inc.	154,800	8,264,772
Total		23,076,910
Total Telecommunication Services		23,076,910

Tri-Continental Corporation | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.8%
Electric Utilities 0.9%
American Electric Power Co., Inc.	90,000	6,379,200
Edison International	95,000	6,429,600
Entergy Corp.	32,200	2,612,386
Total		15,421,186
Independent Power and Renewable Electricity Producers 1.3%
Clearway Energy, Inc., Class A	440,000	8,377,600
NRG Energy, Inc.	380,700	14,238,180
Total		22,615,780
Multi-Utilities 0.6%
CenterPoint Energy, Inc.	204,700	5,659,955
Public Service Enterprise Group, Inc.	87,800	4,634,962
Total		10,294,917
Total Utilities		48,331,883
Total Common Stocks (Cost $965,621,026)		1,155,032,797

Convertible Bonds 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.4%
DISH Network Corp.
08/15/2026	3.375%	7,000,000	6,676,362
Gaming 0.3%
Caesars Entertainment Corp.
10/01/2024	5.000%	2,800,000	4,560,044
Health Care 0.5%
Invacare Corp.
02/15/2021	5.000%	3,600,000	3,893,123
Novavax, Inc.
02/01/2023	3.750%	6,800,000	4,131,000
Total			8,024,123
Home Construction 0.4%
SunPower Corp.
01/15/2023	4.000%	7,500,000	6,275,137
Independent Energy 0.5%
Chesapeake Energy Corp.
09/15/2026	5.500%	8,500,000	8,395,849
12/15/2038	2.250%	10,000	9,525
Total			8,405,374
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.3%
AXA SA(c)
05/15/2021	7.250%	4,100,000	4,400,817
Metals and Mining 0.2%
Endeavour Mining Corp.(c)
02/15/2023	3.000%	4,600,000	4,393,000
Oil Field Services 0.2%
Bristow Group, Inc.
06/01/2023	4.500%	3,658,000	3,683,606
Other Industry 0.2%
Green Plains, Inc.
09/01/2022	4.125%	4,600,000	4,399,923
Other REIT 0.9%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	5,000,000	4,987,930
IH Merger Sub LLC
01/15/2022	3.500%	5,800,000	6,374,670
New York Mortgage Trust, Inc.
01/15/2022	6.250%	4,300,000	4,281,239
Total			15,643,839
Pharmaceuticals 2.8%
Aegerion Pharmaceuticals, Inc.
08/15/2019	2.000%	5,000,000	3,746,265
Alder Biopharmaceuticals, Inc.
02/01/2025	2.500%	3,800,000	4,065,677
Clovis Oncology, Inc.
05/01/2025	1.250%	6,800,000	5,256,400
Dermira, Inc.
05/15/2022	3.000%	5,200,000	4,315,184
Fluidigm Corp.
02/01/2034	2.750%	4,000,000	4,135,736
Innoviva, Inc.
Subordinated
01/15/2023	2.125%	4,500,000	4,559,062
Insmed, Inc.
01/15/2025	1.750%	5,000,000	4,208,975
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	6,500,000	6,569,062
PTC Therapeutics, Inc.
08/15/2022	3.000%	4,000,000	4,582,148
Radius Health, Inc.
09/01/2024	3.000%	5,700,000	4,354,612

4	Tri-Continental Corporation | Quarterly Report 2018

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2018 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TESARO, Inc.
10/01/2021	3.000%	1,500,000	1,995,389
Total			47,788,510
Property & Casualty 0.6%
Heritage Insurance Holdings, Inc.
08/01/2037	5.875%	3,600,000	4,152,600
MGIC Investment Corp.(c),(d)
Junior Subordinated
04/01/2063	9.000%	4,711,000	6,314,450
Total			10,467,050
Retailers 0.2%
GNC Holdings, Inc.
08/15/2020	1.500%	5,700,000	4,389,000
Technology 0.5%
Microchip Technology, Inc.
Junior Subordinated
02/15/2037	2.250%	8,000,000	8,437,088
Transportation Services 0.2%
Aegean Marine Petroleum Network, Inc.
12/15/2021	4.250%	6,000,000	3,480,072
Total Convertible Bonds (Cost $146,968,256)			141,023,945

Convertible Preferred Stocks 6.5%
Issuer		Shares	Value ($)
Consumer Staples 0.5%
Food Products 0.5%
Bunge Ltd.	4.875%	82,500	8,877,000
Total Consumer Staples			8,877,000
Energy 0.8%
Energy Equipment & Services 0.4%
Nabors Industries Ltd.	6.000%	145,000	6,400,300
Oil, Gas & Consumable Fuels 0.4%
Hess Corp.	8.000%	85,000	6,755,800
Total Energy			13,156,100
Financials 1.9%
Banks 1.0%
Bank of America Corp.	7.250%	6,700	8,671,475
Wells Fargo & Co.	7.500%	6,500	8,390,720
Total			17,062,195
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Capital Markets 0.7%
AMG Capital Trust II	5.150%	130,000	7,461,246
Cowen, Inc.	5.625%	5,200	4,605,432
Total			12,066,678
Insurance 0.2%
Assurant, Inc.	6.500%	40,000	4,502,400
Total Financials			33,631,273
Health Care 0.5%
Health Care Equipment & Supplies 0.5%
Becton Dickinson and Co.	6.125%	135,000	8,823,600
Total Health Care			8,823,600
Industrials 1.0%
Machinery 1.0%
Fortive Corp.	5.000%	6,000	6,398,811
Rexnord Corp.	5.750%	70,000	4,550,000
Stanley Black & Decker, Inc.	5.375%	52,500	5,754,525
Total			16,703,336
Total Industrials			16,703,336
Information Technology 0.5%
Electronic Equipment, Instruments & Components 0.5%
Belden, Inc.	6.750%	90,000	8,514,000
Total Information Technology			8,514,000
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
Crown Castle International Corp.	6.875%	8,000	8,688,000
Total Real Estate			8,688,000
Utilities 0.8%
Multi-Utilities 0.8%
CenterPoint Energy, Inc.	7.000%	87,500	4,408,775
DTE Energy Co.	6.500%	167,500	8,663,100
Total			13,071,875
Total Utilities			13,071,875
Total Convertible Preferred Stocks (Cost $106,097,966)			111,465,184

Tri-Continental Corporation | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2018 (Unaudited)
Corporate Bonds & Notes 14.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.5%
LPL Holdings, Inc.(c)
09/15/2025	5.750%	8,550,000	8,347,852
Cable and Satellite 0.8%
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	8,000,000	8,602,040
Telesat Canada/LLC(c)
11/15/2024	8.875%	5,360,000	5,741,739
Total			14,343,779
Chemicals 0.5%
Starfruit Finco BV/US Holdco LLC(c),(e)
10/01/2026	8.000%	8,500,000	8,605,519
Consumer Products 0.5%
Mattel, Inc.(c)
12/31/2025	6.750%	8,742,000	8,567,282
Electric 0.5%
Covanta Holding Corp.
07/01/2025	5.875%	8,723,000	8,806,331
Finance Companies 1.4%
Fortress Transportation & Infrastructure Investors LLC(c)
10/01/2025	6.500%	6,500,000	6,455,735
iStar, Inc.
04/01/2022	6.000%	8,543,000	8,623,834
Springleaf Finance Corp.
03/15/2025	6.875%	8,400,000	8,378,404
Total			23,457,973
Food and Beverage 0.5%
Chobani LLC/Finance Corp., Inc.(c)
04/15/2025	7.500%	4,097,000	3,723,120
Lamb Weston Holdings, Inc.(c)
11/01/2026	4.875%	4,300,000	4,215,690
Total			7,938,810
Health Care 0.6%
Quotient Ltd.(c),(f),(g)
10/15/2023	12.000%	2,170,000	2,170,000
10/15/2023	12.000%	930,000	930,000
Surgery Center Holdings, Inc.(c)
07/01/2025	6.750%	6,800,000	6,520,677
Total			9,620,677
Healthcare Insurance 0.5%
Centene Corp.
01/15/2025	4.750%	8,455,000	8,436,238
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.2%
Lennar Corp.
11/29/2027	4.750%	4,400,000	4,226,165
Independent Energy 0.9%
Indigo Natural Resources LLC(c)
02/15/2026	6.875%	8,800,000	8,530,051
Talos Production LLC/Finance, Inc.(c)
04/03/2022	11.000%	6,136,177	6,565,710
Total			15,095,761
Lodging 0.2%
Marriott Ownership Resorts, Inc./ILG LLC(c)
09/15/2026	6.500%	4,232,000	4,342,506
Media and Entertainment 0.7%
Lions Gate Capital Holdings LLC(c)
11/01/2024	5.875%	8,050,000	8,248,199
Meredith Corp.(c)
02/01/2026	6.875%	4,100,000	4,200,503
Total			12,448,702
Metals and Mining 1.0%
CONSOL Energy, Inc.(c)
11/15/2025	11.000%	4,200,000	4,760,074
Constellium NV(c)
03/01/2025	6.625%	8,400,000	8,550,192
Warrior Met Coal, Inc.(c)
11/01/2024	8.000%	4,200,000	4,326,164
Total			17,636,430
Midstream 0.7%
Rockpoint Gas Storage Canada Ltd.(c)
03/31/2023	7.000%	4,216,000	4,277,393
Summit Midstream Partners LP(d)
Junior Subordinated
12/31/2049	9.500%	8,400,000	8,342,351
Total			12,619,744
Oil Field Services 0.5%
Bristow Group, Inc.(c)
03/01/2023	8.750%	4,200,000	4,098,713
SESI LLC
09/15/2024	7.750%	4,200,000	4,283,853
Total			8,382,566
Other Industry 0.4%
WeWork Companies, Inc.(c)
05/01/2025	7.875%	6,700,000	6,503,054

6	Tri-Continental Corporation | Quarterly Report 2018

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 1.0%
BWAY Holding Co.(c)
04/15/2025	7.250%	8,800,000	8,591,598
Novolex (c)
01/15/2025	6.875%	8,490,000	8,129,600
Total			16,721,198
Pharmaceuticals 0.8%
Bausch Health Companies, Inc.(c)
01/31/2027	8.500%	8,300,000	8,716,502
Horizon Pharma, Inc.(c)
11/01/2024	8.750%	4,100,000	4,377,681
Total			13,094,183
Restaurants 0.2%
IRB Holding Corp.(c)
02/15/2026	6.750%	4,300,000	4,214,546
Retailers 0.1%
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	1,937,000	1,510,918
Supermarkets 0.4%
Safeway, Inc.
02/01/2031	7.250%	7,512,000	7,156,780
Technology 0.8%
Diebold, Inc.
04/15/2024	8.500%	8,100,000	5,809,012
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(c)
11/30/2024	10.000%	3,750,000	4,154,141
Informatica LLC(c)
07/15/2023	7.125%	4,538,000	4,652,181
Total			14,615,334
Transportation Services 0.6%
Hertz Corp. (The)(c)
06/01/2022	7.625%	4,250,000	4,194,725
Hertz Corp. (The)
10/15/2022	6.250%	6,700,000	6,218,082
Total			10,412,807
Wirelines 0.4%
Frontier Communications Corp.
09/15/2025	11.000%	8,360,000	6,515,165
Total Corporate Bonds & Notes (Cost $258,046,939)			253,620,320
Limited Partnerships 0.5%
Issuer	Shares	Value ($)
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enviva Partners LP	140,000	4,452,000
Total Energy		4,452,000
Industrials 0.2%
Trading Companies & Distributors 0.2%
Fortress Transportation & Infrastructure Investors LLC	235,000	4,272,300
Total Industrials		4,272,300
Total Limited Partnerships (Cost $7,740,268)		8,724,300

Preferred Debt 0.6%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.4%
Citigroup Capital XIII(d)
10/30/2040	8.729%	237,500	6,376,875
Finance Companies 0.2%
GMAC Capital Trust I(d)
02/15/2040	8.099%	162,500	4,273,750
Total Preferred Debt (Cost $10,336,267)			10,650,625

Senior Loans 0.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.4%
BCP Raptor LLC/EagleClaw Midstream Ventures(h),(i)
Term Loan
3-month USD LIBOR + 4.250% 06/24/2024	6.492%	7,903,950	7,775,511
Total Senior Loans (Cost $7,841,485)			7,775,511

Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(a),(f),(g),(j)	11,283	0
Total Energy		0
Total Warrants (Cost $—)		0

Tri-Continental Corporation | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2018 (Unaudited)
Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(k),(l)	8,308,623	8,307,792
JPMorgan U.S. Government Money Market Fund, Agency Shares, 1.86%(k)	21,979,830	21,979,830
Total Money Market Funds (Cost $30,287,622)		30,287,622
Total Investments in Securities (Cost: $1,532,939,829)		1,718,580,304
Other Assets & Liabilities, Net		2,890,021
Net Assets		1,721,470,325
At September 30, 2018, securities and/or cash totaling $525,804 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	56	12/2018	USD	8,173,200	14,881	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Directors. At September 30, 2018, the total value of these securities amounted to $181,819,414, which represents 10.56% of total net assets.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2018.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2018, the total value of these securities amounted to $3,100,000, which represents 0.18% of total net assets.
(g)	Valuation based on significant unobservable inputs.
(h)	The stated interest rate represents the weighted average interest rate at September 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(i)	Variable rate security. The interest rate shown was the current rate as of September 30, 2018.
(j)	Negligible market value.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2018.
8	Tri-Continental Corporation | Quarterly Report 2018

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	13,847,965	83,081,756	(88,621,098)	8,308,623	113	(1,042)	94,277	8,307,792
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Directors (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Tri-Continental Corporation | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	132,329,472	—	—	—	132,329,472
Consumer Staples	77,253,536	—	—	—	77,253,536
Energy	66,984,788	—	—	—	66,984,788
Financials	177,073,395	—	—	—	177,073,395
Health Care	170,668,398	—	—	—	170,668,398
Industrials	105,249,963	—	—	—	105,249,963
Information Technology	299,113,282	—	—	—	299,113,282
Materials	19,520,465	—	—	—	19,520,465
Real Estate	35,430,705	—	—	—	35,430,705
Telecommunication Services	23,076,910	—	—	—	23,076,910
Utilities	48,331,883	—	—	—	48,331,883
Total Common Stocks	1,155,032,797	—	—	—	1,155,032,797
Convertible Bonds	—	141,023,945	—	—	141,023,945
Convertible Preferred Stocks
Consumer Staples	—	8,877,000	—	—	8,877,000
Energy	13,156,100	—	—	—	13,156,100
Financials	21,564,595	12,066,678	—	—	33,631,273
Health Care	8,823,600	—	—	—	8,823,600
Industrials	10,304,525	6,398,811	—	—	16,703,336
Information Technology	8,514,000	—	—	—	8,514,000
Real Estate	8,688,000	—	—	—	8,688,000
Utilities	8,663,100	4,408,775	—	—	13,071,875
Total Convertible Preferred Stocks	79,713,920	31,751,264	—	—	111,465,184
Corporate Bonds & Notes	—	250,520,320	3,100,000	—	253,620,320
Limited Partnerships
Energy	4,452,000	—	—	—	4,452,000
Industrials	4,272,300	—	—	—	4,272,300
Total Limited Partnerships	8,724,300	—	—	—	8,724,300
Preferred Debt	10,650,625	—	—	—	10,650,625
Senior Loans	—	7,775,511	—	—	7,775,511
Warrants
Energy	—	—	0*	—	0*
Money Market Funds	21,979,830	—	—	8,307,792	30,287,622
Total Investments in Securities	1,276,101,472	431,071,040	3,100,000	8,307,792	1,718,580,304
Investments in Derivatives
Asset
Futures Contracts	14,881	—	—	—	14,881
Total	1,276,116,353	431,071,040	3,100,000	8,307,792	1,718,595,185

10	Tri-Continental Corporation | Quarterly Report 2018

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of the company assets. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Certain corporate bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
Tri-Continental Corporation | Quarterly Report 2018	11

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tri-Continental Corporation

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2018